Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Assets:
Cash and cash equivalents held in Trust Account	$ 28,508,214	$ 81,039,102